Fees Summary	Mar. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,862,000.00
Total Fee Amount	3,709.64
Total Offset Amount	0.00
Net Fee	$ 3,709.64
Offering Table N/A
Offset Table N/A	N/A